Note 11 - Other Income	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Other Nonoperating Income and Expense [Text Block]

11. Other Income

Other income is recognized when there is reasonable assurance that the income will be received and the consideration can be reliably measured.

Other income is as follows for the relevant periods:

	Year Ended December 31,
	2024	2023
	A$	A$
Federal and state government subsidies	0	20,000
Rental income	147,290	153,904
Other income	0	2,198
Sundry	42,390	5,739,912
	189,680	5,916,014

Sundry income represents the following:

●	Previously accrued marketing support payment of A$2,896,764 derecognized in June 2023
●	Previously accrued license fee payable to Siemens of A$2,214,022 derecognized in June 2023
●	A$629,126 as a result of change in ARO liability in September 2023